Christopher J. Madin Vice President, Corporate Counsel Pruco Life Insurance Company 280 Trumbull Street Hartford, CT 06103 (860) 534-6087 christopher.madin@prudential.com

May 1, 2024

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life Variable Universal Account (Registration No. 333-229276)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 10; and (ii) that the text of Post-Effective Amendment No. 10 was filed electronically on April 16, 2024 (Accession No. 0000851693-24-000072).

/s/ Christopher J. Madin	May 1, 2024

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company	Date

via EDGAR